SUPPLEMENTARY CASH FLOW DETAILS	12 Months Ended
Dec. 31, 2023
Cash Flow Statement [Abstract]
SUPPLEMENTARY CASH FLOW DETAILS	SUPPLEMENTARY CASH FLOW DETAILS
The details of the adjustments for non-cash items presented in operating activities of the cash flow statement are shown below:

(in thousands of U.S. dollars)
For the years ended December 31	2023	2022

Fair value gain on rental properties (Note 6)	$(210,936)	$(858,987)
Fair value loss on Canadian development properties (Note 9)	—	440
Unrealized loss (gain) on derivative financial instruments (Note 21)	20,085	(184,809)
Income from investments in U.S. residential developments (Note 10)	(30,773)	(16,897)
Income from equity-accounted investments in multi-family rental properties (Note 7)	(5,297)	(1,550)
Income from equity-accounted investments in Canadian residential developments (Note 8)	(4,348)	(11,198)
Gain on Bryson MPC Holdings LLC disposition (Note 17)	—	(5,060)
(Gain) loss on debt modification and extinguishment (Note 19)	(1,326)	6,816
Amortization and depreciation expense (Note 24, 25)	17,794	15,608
Deferred income taxes (Note 14)	25,899	189,179
Net change in fair value of limited partners’ interests in single-family rental business (Note 26)	145,497	297,381
Amortization of debt discount and financing costs (Note 22)	23,239	18,116
Interest on lease obligation (Note 22)	1,242	1,168
Long-term incentive plan (Note 31)	6,969	17,015
Annual incentive plan (Note 31)	28,702	27,201
Performance fees expense (Note 32)	2,550	35,854
Non-cash impact related to debt modification	(3,934)	—
Unrealized foreign exchange loss (gain)	6,752	(4,238)
Adjustments for non-cash items	$22,115	$(473,961)

The following table presents the changes in non-cash working capital items for the periods ended December 31, 2023 and December 31, 2022.

(in thousands of U.S. dollars)
For the years ended December 31	2023	2022

Amounts receivable	$(2,978)	$(4,993)
Prepaid expenses and deposits	13,885	(4,574)
Resident security deposits	5,332	23,079
Amounts payable and accrued liabilities	11,948	48,169
Deduct non-cash working capital items from discontinued operations	—	(43,114)
Changes in non-cash working capital items	$28,187	$18,567